Label	Element	Value
Class A & P Prospectus | UBS Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	UBS Municipal Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return consisting of capital appreciation and current income exempt from federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" beginning on page 123 of this prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" beginning on page 103 of the Fund's statement of additional information ("SAI"). In addition to the fees and expenses described below, you may also be required to pay commissions or other fees to your broker for transactions in Class P shares. Shares of the Fund are available in a class other than Class P that has different fees and expenses.

Different intermediaries and financial professionals may make available different sales charge waivers or discounts. These variations are described in Appendix A beginning on page A-1 of this prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 28, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as mark-ups, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal investments

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in municipal bonds and other investments with similar economic characteristics, the interest on which is exempt from regular federal income tax. The Fund primarily invests in securities that, at the time of purchase, are rated investment grade by an independent rating agency (or if unrated are deemed to be of comparable quality by the Advisor), but may invest up to 10% in securities rated below investment grade (also known as "junk bonds"). The Fund may also, to a lesser extent, invest in US Treasury securities and other securities of the US government, its agencies and government-sponsored enterprises. The Fund is a non-diversified fund, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company.

The Fund's weighted average portfolio duration will normally range between 3 and 10 years, but the Fund generally targets a duration of between 4.5 and 7 years. The Fund may invest in bonds of any maturity or duration.

The Fund may invest in insured and uninsured municipal securities. The Fund's investments may include, but are not limited to, general obligation and revenue bonds,

tax-exempt commercial paper, short-term municipal notes, tender option bonds (including inverse floaters), floating and variable rate demand obligations, and other municipal securities that pay income exempt from federal income tax. The Fund does not intend to invest substantially in securities whose interest is subject to the federal alternative minimum tax.

The Fund may, but is not required to, use exchange traded or over-the-counter ("OTC") derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, index or other market factor and may relate to stocks, bonds, interest rates, credit, currencies or currency exchange rates, commodities and related indexes. The derivatives in which the Fund may invest include interest rate and credit instruments such as options (including, options on futures and swap agreements), futures, swap agreements (including, interest rate, total return, and credit default swaps), credit-linked securities and structured investments. All of these derivatives may be used for risk management purposes, such as hedging against a specific security, or to manage or adjust the risk profile of the Fund. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; to obtain exposure to certain markets; to establish net short positions for individual sectors, markets or securities; or to adjust the Fund's portfolio duration.

The Fund may invest in exchange-traded funds ("ETFs") to gain exposure to certain asset classes.

Management process

The Advisor adheres to a disciplined top-down and bottom-up investment process that seeks to leverage information advantage by using a proprietary credit research framework while focusing on three key decisions: duration, sector allocation and security selection. The investment process begins with an in-depth analysis of top-down inputs to determine the correct duration positioning of the portfolio. These inputs originate from the Advisor's proprietary research on the structure of the yield curve and its relationship to the US Treasury market. The Advisor's sector allocation analysis determines the attractiveness of various segments of the municipal market with a focus on two main themes—bond security (e.g., state vs. local general obligation bonds) and essential services (e.g., water and sewer systems or electric utilities). Security selection represents the final level of decision-making in the Advisor's investment process. The Advisor uses rigorous credit/structure analysis and relative pricing to select securities that the Advisor believes demonstrate superior risk/return char-

acteristics. The Advisor then seeks to select individual securities that will provide the portfolio the desired sector and duration exposures at the lowest cost.

Risk [Heading]	rr_RiskHeading	Main risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the Fund.

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund's net asset value and/or the distributions paid by the fund. Municipal bonds secured by revenues from public housing authorities may be subject to additional uncertainties relating to the possibility that proceeds may exceed supply of available mortgages to be purchased by public housing authorities, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Municipalities continue to experience difficulties in the current economic and political environment.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve. During periods when interest rates are low or there are negative interest rates, the Fund's performance may be negatively impacted, and the Fund may experience increased volatility of its net asset value per share.

Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

Prepayment or call risk: The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to reinvest in obligations with lower interest rates than the original obligations. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

Political risk: The Fund's investments may be significantly affected by political changes, including legislative proposals that may make municipal bonds less attractive in comparison to taxable bonds or other types of investments.

Tax liability risk: Tax liability risk is the risk of noncompliant conduct by a municipal bond issuer, resulting in distributions by the Fund being taxable to shareholders as ordinary income.

Related securities concentration risk: Because the Fund may invest more than 25% of its net assets in municipal bonds that are issued to finance similar projects, economic, business, or political developments or changes that affect one municipal bond also may affect other municipal bonds in the same sector. To the extent the Fund's investment strategy leads to sizable allocations to the municipal securities of a particular state or territory, the Fund may be more sensitive to any single economic, business, political, tax, regulatory, or other event that occurs in that state or territory, including changes in the credit ratings assigned to municipal issuers of such state or territory. As a result, there may be more fluctuation in the price of the Fund's shares.

Liquidity risk: The risk that investments cannot be readily sold at the desired time or price, and the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from taking advantage of other investment opportunities. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. In recent years, the number and capacity of dealers that make markets in fixed income securities has decreased. Consequently, the decline in dealers engaging in market making trading activities may increase liquidity risk, which can be more pronounced in periods of market turmoil. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.

Variable rate demand obligations risk: Variable rate demand obligations are floating rate securities that combine an interest in a long-term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money. The absence of an active secondary market for certain variable and floating rate obligations could make it difficult to dispose of these instruments, which could result in a loss.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

High yield bond risk: The risk that the issuer of municipal bonds with ratings of Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") or BB+ or lower by Standard & Poor's Financial Services LLC ("S&P") or Fitch Ratings, Inc. ("Fitch"), comparably rated by another nationally recognized statistical rating organization, or, if unrated, are determined to be of comparable quality by the Advisor, will default or otherwise be unable to honor a financial obligation (also known as lower-rated or "junk bonds"). These securities are considered to be predominately speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-rated municipal bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher quality) municipal bonds.

Non-diversification risk: The Fund is a non-diversified investment company, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company. As a non-diversified fund, the Fund's share price may be more volatile and the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Market risk: The risk that the market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations) and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index or overall market securities. Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Investing in ETFs risk: The Fund's investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETF's underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; an ETF may not replicate exactly the performance of the benchmark index it seeks to track; trading an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and a passively managed ETF would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track. In addition, investing in an ETF may also be more costly than if a Fund had owned the underlying securities directly. The Fund, and indirectly, shareholders of the Fund, bear a proportionate share of the ETF's expenses, which include management and advisory fees and other expenses. In addition, the Fund will pay brokerage commissions in connection with the purchase and sale of shares of the ETF.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company, which means that the Fund may invest more of its assets in a smaller number of issuers than a diversified investment company. As a non-diversified fund, the Fund's share price may be more volatile and the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Risk/return bar chart and table

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. The Bloomberg Municipal Bond Index shows how the Fund's performance compares to an index that is designed to measure the fixed income market performance of the tax-exempt bond market. The Bloomberg Municipal Managed Money Intermediate (1-17) Index compares the Fund's performance to an index that measures the performance of municipal securities issued by state and local municipalities whose interest is exempt from both federal income tax and the federal alternative minimum tax. Indices reflect no deduction for fees, expenses or taxes. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at www.ubs.com/us-mutualfundperformance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other class will vary from the Class P shares' after-tax returns shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Bloomberg Municipal Bond Index shows how the Fund's performance compares to an index that is designed to measure the fixed income market performance of the tax-exempt bond market. The Bloomberg Municipal Managed Money Intermediate (1-17) Index compares the Fund's performance to an index that measures the performance of municipal securities issued by state and local municipalities whose interest is exempt from both federal income tax and the federal alternative minimum tax.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ubs.com/us-mutualfundperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total return (Class P)*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	* 2015 is the Fund's first full year of operations.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Total return January 1 - September 30, 2021: (0.18)% Best quarter during calendar year shown—1Q 2019: 3.30% Worst quarter during calendar year shown—4Q 2016: (3.44)%
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.18%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.44%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Indices reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the other class will vary from the Class P shares' after-tax returns shown.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2020)
Class A & P Prospectus | UBS Municipal Bond Fund | Bloomberg Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.91%
Average Annual Returns, Life of class	rr_AverageAnnualReturnSinceInception	3.88%
Class A & P Prospectus | UBS Municipal Bond Fund | Bloomberg Municipal Managed Money Intermediate (1-17) Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.17%
Average Annual Returns, Life of class	rr_AverageAnnualReturnSinceInception	3.69%
Class A & P Prospectus | UBS Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.34%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%
Less management fee waiver/expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.34%	[3]
Total annual fund operating expenses after management fee waiver/expense reimbursements	rr_NetExpensesOverAssets	0.65%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $500,000 or more that were not subject to a front-end sales charge are subject to a 0.75% CDSC if sold within one year of the purchase date.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 290
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	500
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	727
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,380
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.86%
Average Annual Returns, Life of class	rr_AverageAnnualReturnSinceInception	2.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 10, 2014
Class A & P Prospectus | UBS Municipal Bond Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.34%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%
Less management fee waiver/expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.34%	[3]
Total annual fund operating expenses after management fee waiver/expense reimbursements	rr_NetExpensesOverAssets	0.40%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	378
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 886
Annual Return 2015	rr_AnnualReturn2015	3.10%
Annual Return 2016	rr_AnnualReturn2016	0.25%
Annual Return 2017	rr_AnnualReturn2017	4.18%
Annual Return 2018	rr_AnnualReturn2018	0.98%
Annual Return 2019	rr_AnnualReturn2019	7.70%
Annual Return 2020	rr_AnnualReturn2020	4.98%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.58%
Average Annual Returns, Life of class	rr_AverageAnnualReturnSinceInception	3.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 10, 2014
Class A & P Prospectus | UBS Municipal Bond Fund | Class P | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.52%
Average Annual Returns, Life of class	rr_AverageAnnualReturnSinceInception	3.52%
Class A & P Prospectus | UBS Municipal Bond Fund | Class P | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.18%
Average Annual Returns, Life of class	rr_AverageAnnualReturnSinceInception	3.18%

[1]	Purchases of $500,000 or more that were not subject to a front-end sales charge are subject to a 0.75% CDSC if sold within one year of the purchase date.
[2]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the Fund.
[3]	The Trust, with respect to the Fund, and UBS Asset Management (Americas) Inc., the Fund's investment advisor ("UBS AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short and extraordinary expenses, such as proxy-related expenses) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short and extraordinary expenses, such as proxy-related expenses), through the period ending October 28, 2022, do not exceed 0.65% for Class A shares and 0.40% for Class P shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses to the extent such reimbursement can be made during the three years following the period during which such fee waivers and expense reimbursements were made, provided that the reimbursement of the Advisor by the Fund will not cause the Fund to exceed the lesser of any applicable expense limit that is in place for the Fund (i) at the time of the waiver or reimbursement, or (ii) at the time of the recoupment. The fee waiver/expense reimbursement agreement may be terminated by the Fund's Board of Trustees at any time and also will terminate automatically upon the expiration or termination of the Fund's advisory contract with the Advisor. Upon termination of the fee waiver/expense reimbursement agreement, however, UBS AM (Americas)'s three year recoupment rights will survive.